Expense Example - Neiman Large Cap Value Fund	Jul. 31, 2025 USD ($)
No-Load Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	448
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,743
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	700
Expense Example, with Redemption, 3 Years	1,047
Expense Example, with Redemption, 5 Years	1,418
Expense Example, with Redemption, 10 Years	$ 2,456